Supplement dated September 5, 2014 to the

PNC Fixed Income and Tax Exempt Bond Funds Class A&C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Fixed Income and Tax Exempt Bond Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.    On August 28, 2014 the Board of Trustees of PNC Funds approved plans of liquidation for each of PNC Michigan Intermediate Municipal Bond Fund and PNC Pennsylvania Intermediate Municipal Bond Fund (collectively, the “Funds”), with such liquidations to take place on or about October 8, 2014 (the date of such liquidation, the “Liquidation Date”).  Any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed on that date.  Each shareholder of the Fund on the Liquidation Date shall be entitled to receive his or her pro rata share of the remaining assets of the Fund attributable to the class of shares held, after all expenses and liabilities of the Fund have been paid or otherwise provided for.    In addition, the Funds may make one or more distributions of income and/or net capital gains on or prior to the Liquidation Date in order to eliminate or reduce Fund-level taxes. For federal income tax purposes, the payment of liquidation proceeds will generally be treated like other redemptions of shares and may result in a gain or loss for federal income tax purposes.  As soon as reasonably practicable after the Liquidation Date, each Fund expects to distribute its liquidation proceeds.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Funds pursuant to the procedures set forth under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus. Effective beginning at the close of business on September 12, 2014, redemptions of shares of the Funds will not be subject to any sales charges, including contingent deferred sales charges.

Effective as of the close of business on September 12, 2014 the Class A and Class C Shares of the Funds will no longer be available for purchase, except pursuant to the Funds’ dividend reinvestment plans.

B.                                                Effective immediately, the “Fund Fees and Expenses” section for PNC Michigan Intermediate Municipal Bond Fund on page 33 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.  You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.  More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 67 and in the “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information on page 65.

		Class A			Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00	%(1)		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		0.50	%(2)		1.00	%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		None			None
Redemption Fee (as a percentage of amount redeemed, if applicable)		None			None
Exchange Fee		None			None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%			0.40%
Distribution (12b-1) Fees		0.00	%(4)		0.75%
Other Expenses		0.90%			0.90%
Shareholder Servicing Fees	0.25%			0.25%
Other	0.65%			0.65%
Total Annual Fund Operating Expenses		1.30%			2.05%

(1) A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more.

(2) This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A shares if the shares are redeemed within 12 months of the date of purchase. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

(4) The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees (the “Board”) has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2014 at which time the Board will determine whether to renew, revise or discontinue it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A

Shares is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$428	$700	$991	$1,821
Class C Shares	$308	$643	$1,103	$2,379

For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$208	$643	$1,103	$2,379

C.                                                      Effective immediately, the “Fund Fees and Expenses” section for PNC Pennsylvania Intermediate Municipal Bond Fund on page 40 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.  You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.  More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 67 and in the “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information on page 65.

		Class A			Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00	%(1)		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		0.50	%(2)		1.00	%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		None			None
Redemption Fee (as a percentage of amount redeemed, if applicable)		None			None
Exchange Fee		None			None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%			0.40%
Distribution (12b-1) Fees		0.00	%(4)		0.75%
Other Expenses		0.68%			0.68%
Shareholder Servicing Fees	0.25%			0.25%
Other	0.43%			0.43%
Total Annual Fund Operating Expenses		1.08%			1.83%

(1) A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more.

(2) This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A shares if the shares are redeemed within 12 months of the date of purchase. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

(4) The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees (the “Board”) has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2014 at which time the Board will determine whether to renew, revise or discontinue it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$407	$633	$878	$1,578
Class C Shares	$286	$576	$990	$2,148

For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$186	$576	$990	$2,148

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0914

Supplement dated September 5, 2014 to the

PNC Fixed Income and Tax Exempt Bond Funds Class I Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Fixed Income and Tax Exempt Bond Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

On August 28, 2014 the Board of Trustees of PNC Funds approved plans of liquidation for each of PNC Michigan Intermediate Municipal Bond Fund and PNC Pennsylvania Intermediate Municipal Bond Fund (collectively, the “Funds”), with such liquidations to take place on or about October 8, 2014 (the date of such liquidation, the “Liquidation Date”).  Any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed on that date.  Each shareholder of the Fund on the Liquidation Date shall be entitled to receive his or her pro rata share of the remaining assets of the Fund attributable to the class of shares held, after all expenses and liabilities of the Fund have been paid or otherwise provided for.  In addition, the Funds may make one or more distributions of income and/or net capital gains on or prior to the Liquidation Date in order to eliminate or reduce Fund-level taxes. For federal income tax purposes, the payment of liquidation proceeds will generally be treated like other redemptions of shares and may result in a gain or loss for federal income tax purposes.  As soon as reasonably practicable after the Liquidation Date, each Fund expects to distribute its liquidation proceeds.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Funds pursuant to the procedures set forth under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus.

Effective as of the close of business on September 12, 2014 the Class I Shares of the Funds will no longer be available for purchase, except pursuant to the Funds’ dividend reinvestment plans.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0914

Supplement dated September 5, 2014 to the

PNC Money Market Funds Class A and Class C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Money Market Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

On August 28, 2014 the Board of Trustees of PNC Funds approved plans of liquidation for each of PNC Pennsylvania Tax Exempt Money Market Fund and PNC Ohio Municipal Money Market Fund (collectively, the “Funds”), with such liquidations to take place on or about October 8, 2014 (the date of such liquidation, the “Liquidation Date”).  Any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed on that date.  Each shareholder of the Fund on the Liquidation Date shall be entitled to receive his or her pro rata share of the remaining assets of the Fund attributable to the class of shares held, after all expenses and liabilities of the Fund have been paid or otherwise provided for.  In addition, the Funds may make one or more distributions of income and/or net capital gains on or prior to the Liquidation Date in order to eliminate or reduce Fund-level taxes. For federal income tax purposes, the payment of liquidation proceeds will generally be treated like other redemptions of shares and may result in a gain or loss for federal income tax purposes.  As soon as reasonably practicable after the Liquidation Date, each Fund expects to distribute its liquidation proceeds.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Funds pursuant to the procedures set forth under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus.

Effective as of the close of business on September 12, 2014 the Class A Shares of the Funds will no longer be available for purchase.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-MMAC-0914

Supplement dated September 5, 2014 to the

PNC Money Market Funds Class I and Class T Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Money Market Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

On August 28, 2014 the Board of Trustees of PNC Funds approved plans of liquidation for each of PNC Pennsylvania Tax Exempt Money Market Fund and PNC Ohio Municipal Money Market Fund (collectively, the “Funds”), with such liquidations to take place on or about October 8, 2014 (the date of such liquidation, the “Liquidation Date”).  Any shares of the Funds outstanding on the Liquidation Date will be automatically redeemed on that date.  Each shareholder of the Fund on the Liquidation Date shall be entitled to receive his or her pro rata share of the remaining assets of the Fund attributable to the class of shares held, after all expenses and liabilities of the Fund have been paid or otherwise provided for.    In addition, the Funds may make one or more distributions of income and/or net capital gains on or prior to the Liquidation Date in order to eliminate or reduce Fund-level taxes. For federal income tax purposes, the payment of liquidation proceeds will generally be treated like other redemptions of shares and may result in a gain or loss for federal income tax purposes.  As soon as reasonably practicable after the Liquidation Date, each Fund expects to distribute its liquidation proceeds.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Funds pursuant to the procedures set forth under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under “Purchasing, Exchanging and Redeeming Fund Shares” in the Funds’ Prospectus.

Effective as of the close of business on September 12, 2014 the Class I and Class T Shares of the Funds will no longer be available for purchase.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-MMIT-0914